Amounts Due from Related Parties (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due from related parties	$ 3,838		$ 1,591
iSoftStone Technologies Co., Ltd.
Related Party Transaction [Line Items]
Unsecured Loan, Interest Rate	2.50%
Amounts due from related parties	83	[1]	91	[1]
Wuxi iCarnegie
Related Party Transaction [Line Items]
Amounts due from related parties	2,521	[2]	1,470	[2]
Wuxi iCarnegie | Unsecured Debt
Related Party Transaction [Line Items]
Unsecured Loan, Interest Rate	4.86%
Amounts due from related parties	520
Wuxi iCarnegie | Course and Training Fee
Related Party Transaction [Line Items]
Amounts due from related parties	1,707
Wuxi iCarnegie | Other Prepayment
Related Party Transaction [Line Items]
Amounts due from related parties	$ 294

[1]	Amount due from iSoftStone Technologies Co., Ltd. represented a loan extended to iSoftStone Technologies Co., Ltd. by the Group. The loan amount is unsecured and bearing interest at 2.5% per annum.
[2]	Amount due from Wuxi iCarnegie as of December 31, 2012 represented an unsecured loan of $520 extended to Wuxi iCarnegie by the Group with interest of 4.86% per annum and the course and training fee of $1,707 paid by the Group on behalf of Wuxi iCarnegie, and other prepayment on behalf of Wuxi iCarnegie of $294.